June 24, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Investment Trust II (the "Registrant") on behalf of:
     John Hancock Financial Industries Fund
     John Hancock Regional Bank Fund
     John Hancock Small Cap Equity Fund

     File Nos. 2-90305; 811-3999

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrants Form N-CSR filing for the period ending April 30, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary


ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
Financial Industries Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 29

To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia-
tion by normally
investing at least
80% of its assets
in stocks of U.S.
and foreign
financial services
companies of
any size.

Over the last six months

* The stock market advanced, but encountered headwinds late in the period.

* Financial stocks, especially banks, lagged the broader market as fears grew that the Federal Reserve would raise rates sooner than later.

* The Fund's overweight in banks and underweight in insurance names that did well held back its relative performance.

[Bar chart with heading "John Hancock Financial Industries Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.10% total return for Class A. The second bar represents the 2.78% total return for Class B. The third bar represents the 2.78% total return for Class C. The fourth bar represents the 3.42% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 5.7%   Wells Fargo & Co.
 5.3%   Citigroup, Inc.
 5.2%   Bank of America Corp.
 4.7%   Merrill Lynch & Co., Inc.
 4.1%   American Express Co.
 4.0%   Wachovia Corp.
 3.8%   J.P. Morgan Chase & Co.
 3.3%   Fannie Mae
 3.2%   Marsh & McLennan Cos., Inc.
 3.1%   Fifth Third Bancorp

As a percentage of net assets on April 30, 2004.

BY JAMES K. SCHMIDT, CFA, AND LISA A. WELCH, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Financial Industries Fund

James J. McKelvey, previously a member of the Fund's portfolio management team, recently left John Hancock Advisers, LLC to pursue other opportunities.

The stock market posted solid single-digit returns over the six months ended April 30, 2004, but encountered headwinds as the period progressed. In November 2003, stocks were in the midst of a year-long rally, lifted by historically low interest rates, a rebounding economy, tax cuts and positive corporate earnings results. But in the early months of 2004, the market moved mostly sideways as investors grew concerned that it had advanced too much too fast, and heightened terrorism fears and Iraq news stayed in the headlines. April was particularly difficult, as good economic news sparked fears that the Federal Reserve would raise interest rates sooner than later to ward off inflation. Even with the turmoil late in the period, the broad market, as measured by the Standard & Poor's 500 Index, returned 6.27% for the six months ended April 30, 2004.

"...financial stocks, and
 banks in particular,
 wound up underper-
 forming the market..."

Like the broader market, financial stocks began the period on a high note, lifted by news of the mega-merger between FleetBoston and Bank of America and by heightened takeover speculation. They were further bolstered by a string of additional mergers in early 2004. But financial stocks, and banks in particular, wound up underperforming the market over the period because investors view them as especially sensitive to rising interest rates. As a rate hike became increasingly certain and increasingly near, investors sold off the group. For the period, the S&P 500 Financial Index returned 4.67%.

[Photos of Jim Schmidt and Lisa Welch flush right next to first paragraph.]

FUND PERFORMANCE

For the six months ended April 30, 2004, John Hancock Financial Industries Fund's Class A, Class B, Class C and Class I shares posted total returns of 3.10%, 2.78%, 2.78% and 3.42%, respectively, at net asset value, compared with the 4.89% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Our overweight in banks and underweight in insurance stocks were the main reasons for our relative underperformance versus both our benchmark index and peer group, since banks lagged behind the stock-market-sensitive groups such as life insurers, investment bankers and asset managers.

"...many insurance
 companies rebounded
 in the period and produced
 some of the financial
 sector's best results."

BANK HIGHS AND LOWS

Despite the banks' underperformance, there were some standouts, specifically banks that were involved in mergers, and they were among our top contributors to performance. Bank One Corp.'s stock did well after its announced acquisition by J.P. Morgan Chase, whose stock also rose, as the market liked the low-premium deal and believed managements' arguments about the companies' synergies. Both FleetBoston and Bank of America served us well when their stocks rose after an initial shakeout period following the merger announcement.

Some of the Fund's biggest disappointments also came from the bank sector. They included stocks that had produced exceptional results in 2003 and subsequently took a breather, such as Zions Bancorp. and U.S. Bancorp. Others included banks with disappointing earnings news such as State Street Corp. and Fifth Third Bancorp. Washington Mutual and M&T Bank Corp. fell on the dropoff in mortgage-related activity and the challenging mortgage environment.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks - superregional 23%, the second is Broker services 11%, the third Insurance - property & casualty 10%, the fourth Banks - money center 10%, and the fifth Insurance - multi line 7%.]

INSURANCE REBOUNDS

After several tough years, many insurance companies rebounded in the period and produced some of the financial sector's best results. Reinsurers did well, benefiting from a favorable pricing environment. Our top performers, RenaissanceRe Holdings and Transatlantic Holdings, have taken advantage of this pricing cycle while maintaining superior underwriting skills. Life insurance companies, such as Fund holdings Prudential Financial and Hartford Financial Services Group, benefited from the stock market's rebound, which boosted sales of their variable annuity products, and from the strong performance of high yield bonds, which make up a sizeable portion of their investment portfolios. Property and casualty giant American International Group, one of our larger holdings, was also one of our best performers. It rebounded from last year's struggles with headline issues and a large charge it had taken against its reserves. There was one merger among insurance companies during the period. Travelers Property and Casualty's stock rose after it announced it was being bought by The St. Paul Companies.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 99%, and Short-term investments and other 1%.]

BROKERS, ASSET MANAGERS,
CONSUMER FINANCE

Investment bankers produced mixed results. Despite stronger-than-expected earnings from strength in fixed-income, equities, merger advisory and trading activity, the market's reaction was tepid. Fears of rising interest rates, uncertain recurring revenues and volatile earnings kept results mixed. Our best contributor from the group was Goldman Sachs. Asset managers that managed to stay out of the mutual fund trading scandals were the clear winners in the group, including BlackRock and Legg Mason.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is American International Group followed by an up arrow with the phrase "Insurance rebounds." The second listing is RenaissanceRe Holdings followed by an up arrow with the phrase "Positive pricing cycle." The third listing is Radian Group followed by a down arrow with the phrase "Earnings miss."]

Consumer finance stocks did well as credit risk fell with the improving economy, to the benefit of Capital One Financial and American Express, one of our biggest and best performers.

"We favor those companies
 with leverage to an economic
 and market recovery."

OUTLOOK

We continue to be optimistic about the prospects for financial stocks. We favor those companies with leverage to an economic and market recovery. We like the prospects for the brokerage and selected life insurance names, as well as asset managers -- although the mutual fund scandals are a wildcard for some in the group. We believe that the large, diversified banks will perform well, especially in comparison to the smaller regionals that focus on traditional banking activities. Commercial loan growth remains sluggish, but we think it could pick up later this year. Finally, given our belief that "mergers beget mergers," we believe that merger activity will continue to be strong, especially among banks.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                              Class A      Class B      Class C      Class I 1
Inception date                3-14-96      1-14-97       3-1-99       3-1-01

Average annual returns with maximum sales charge (POP)
One year                        15.03%       15.22%       18.04%       21.35%
Five years                      -0.32%       -0.37%       -0.20%          --
Since inception                  9.78%        5.70%        1.49%       -0.96%

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.04%       -2.22%        0.78%        3.42%
One year                        15.03%       15.22%       18.04%       21.35%
Five years                      -1.57%       -1.84%       -0.98%          --
Since inception                113.56%       49.85%        7.94%       -3.02%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

             Cum Value    Cum Value                   S&P 500
               of $10K      of $10K      S&P 500    Financial
Plot Date     (No Load)     (w/Load)       Index        Index

3-14-96        $10,000       $9,500      $10,000      $10,000
3-31-96         10,529       10,000       10,096       10,114
4-30-96         11,294       10,726       10,245        9,936
10-31-96        12,976       12,324       11,176       11,935
4-30-97         14,094       13,386       12,820       14,126
10-31-97        17,802       16,907       14,764       17,109
4-30-98         21,579       20,494       18,085       21,329
10-31-98        18,633       17,696       18,011       19,090
4-30-99         21,702       20,611       22,031       23,877
10-31-99        20,252       19,233       22,634       23,245
4-30-00         20,226       19,209       24,263       21,484
10-31-00        25,633       24,344       24,013       26,544
4-30-01         23,534       22,350       21,115       25,528
10-31-01        19,565       18,581       18,033       22,650
4-30-02         21,317       20,245       18,449       24,971
10-31-02        18,549       17,616       15,309       21,484
4-30-03         18,575       17,641       15,994       22,546
10-31-03        21,811       20,714       18,493       26,511
4-30-04         22,487       21,356       19,616       28,297

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $28,297 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund, before sales charge, and is equal to $22,487 as of April 30, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $21,356 as of April 30, 2004. The fourth line represents Index 1 and is equal to $19,616 as of April 30, 2004.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    1-14-97       3-1-99       3-1-01
Without sales charge                $14,985      $10,905       $9,698
With maximum sales charge           $14,985      $10,794       $9,698
Index 1                             $16,062       $9,653       $9,385
Index 2                             $21,259      $12,758      $10,939

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor's 500 Financial Index -- Index 2 -- is an unmanaged index designed to measure the financial sector of the Standard & Poor's 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                       SHARES             VALUE
COMMON STOCKS 99.52%                                                                                   $1,225,178,800
(Cost $922,254,135)

Banks -- Foreign 0.95%                                                                                     11,740,372
Credit Agricole SA (France)                                                                 170,000         4,193,958
Julius Baer Holding Ltd. (Switzerland)                                                       15,000         4,049,051
UniCredito Italiano SpA (Italy)                                                             750,000         3,497,363

Banks -- Midwest 1.83%                                                                                     22,578,270
Charter One Financial, Inc.                                                                 572,715        19,111,500
Wintrust Financial Corp.                                                                     73,000         3,466,770

Banks -- Money Center 9.84%                                                                               121,114,500
Bank of New York Co., Inc. (The)                                                            150,000         4,371,000
Citigroup, Inc. +                                                                         1,350,000        64,921,500
J.P. Morgan Chase & Co.                                                                   1,260,000        47,376,000
Mellon Financial Corp.                                                                      150,000         4,446,000

Banks -- Northeast 5.29%                                                                                   65,076,600
Banknorth Group, Inc. +                                                                     120,000         3,675,600
M&T Bank Corp.                                                                              309,000        26,265,000
State Street Corp. +                                                                        720,000        35,136,000

Banks -- Southeast 3.02%                                                                                   37,152,800
First Horizon National Corp. +                                                              220,000         9,671,200
National Commerce Financial Corp.                                                            40,000         1,063,600
SouthTrust Corp.                                                                            850,000        26,418,000

Banks -- Superregional 22.64%                                                                             278,629,353
Bank of America Corp.                                                                       793,662        63,881,854
Bank One Corp.                                                                              350,000        17,279,500
Fifth Third Bancorp +                                                                       711,775        38,193,847
National City Corp. +                                                                       356,660        12,365,402
U.S. Bancorp                                                                              1,070,000        27,434,800
Wachovia Corp. +                                                                          1,075,000        49,181,250
Wells Fargo & Co.                                                                         1,245,000        70,292,700

Banks -- West 1.66%                                                                                        20,448,450
City National Corp.                                                                         185,000        11,405,250
Zions Bancorp. +                                                                            160,000         9,043,200

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                       SHARES             VALUE
Broker Services 11.35%                                                                                   $139,733,690
Ameritrade Holding Corp.* +                                                                 346,000         4,235,040
Goldman Sachs Group, Inc. (The)                                                             383,000        37,055,250
Lehman Brothers Holdings, Inc.                                                              390,000        28,626,000
Merrill Lynch & Co., Inc. +                                                               1,060,000        57,483,800
Morgan Stanley                                                                              240,000        12,333,600

Business Services -- Misc. 0.40%                                                                            4,972,691
GATX Corp. +                                                                                130,000         3,055,000
Marlin Business Services, Inc. *                                                            112,600         1,917,691

Computer -- Services 2.26%                                                                                 27,794,800
Affiliated Computer Services, Inc. (Class A) * +                                            100,000         4,850,000
Fiserv, Inc.*                                                                               375,000        13,710,000
Paychex, Inc. +                                                                             220,000         8,201,600
SEI Investments Co.                                                                          35,000         1,033,200

Finance -- Consumer Loans 5.01%                                                                            61,627,700
American Express Co. +                                                                    1,030,000        50,418,500
Capital One Financial Corp. +                                                               140,000         9,174,200
Nelnet, Inc . (Class A) *                                                                   100,000         2,035,000

Finance -- Investment Management 3.16%                                                                     38,966,050
Affiliated Managers Group, Inc. (Class A) * +                                                67,500         3,287,250
Alliance Capital Management Holding L.P. +                                                  105,000         3,501,750
BlackRock, Inc.+                                                                            288,000        17,913,600
Legg Mason, Inc. +                                                                          120,000        11,047,200
National Financial Partners Corp. *                                                         102,920         3,216,250

Finance -- Savings & Loan 1.97%                                                                            24,199,600
Golden West Financial Corp.                                                                 170,000        17,868,700
Sovereign Bancorp, Inc. +                                                                   100,000         1,998,000
Washington Mutual, Inc.                                                                     110,000         4,332,900

Insurance -- Brokers 3.20%                                                                                 39,345,240
Marsh & McLennan Cos., Inc. +                                                               872,400        39,345,240

Insurance -- Diversified 2.74%                                                                             33,679,864
Aspen Insurance Holdings Ltd. (Bermuda)                                                       8,320           194,022
Assured Guaranty Ltd. (Bermuda)                                                             451,460         7,990,842
Axis Capital Holdings Ltd. (Bermuda)                                                        503,480        13,719,830
Benfield Group Plc (United Kingdom)                                                         835,170         3,895,189
Converium Holding AG (Switzerland)                                                          100,900         5,272,231
Montpelier Re Holdings Ltd (Bermuda)                                                         76,250         2,607,750

Insurance -- Life 1.14%                                                                                    14,222,000
Scottish Re Group Ltd. (Cayman Islands)                                                     650,000        14,222,000

Insurance -- Multi Line 6.59%                                                                              81,119,395
Assicurazioni Generali SpA (Italy)                                                          450,000        11,867,658
Assurant, Inc.                                                                               94,770         2,308,597
Hartford Financial Services Group, Inc. (The)                                               370,500        22,630,140

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                       SHARES             VALUE
Insurance -- Multi Line (continued)
MetLife, Inc.                                                                               130,000         4,485,000
PartnerRe Ltd. (Bermuda)                                                                    350,000        20,055,000
Prudential Financial, Inc.                                                                  450,000        19,773,000

Insurance -- Property & Casualty 9.91%                                                                    122,064,325
ACE, Ltd. (Bermuda)                                                                         295,000        12,932,800
Allstate Corp. (The)                                                                        237,000        10,878,300
American International Group, Inc. +                                                        500,000        35,825,000
Arch Capital Group Ltd.* +                                                                  170,000         6,830,600
Bristol West Holdings Inc.*                                                                  72,750         1,491,375
Direct General Corp.*                                                                        72,000         2,574,000
RenaissanceRe Holdings Ltd. (Bermuda)                                                       477,600        25,164,744
St. Paul Travelers Cos., Inc. (The)                                                         252,068        10,251,606
Transatlantic Holdings, Inc.                                                                170,000        15,215,000
United National Group, Ltd.*                                                                 54,600           900,900

Mortgage & Real Estate Services 6.26%                                                                      77,051,000
Countrywide Financial Corp.                                                                 210,000        12,453,000
Doral Financial Corp. +                                                                     240,000         7,869,600
Fannie Mae                                                                                  585,000        40,201,200
Freddie Mac                                                                                 283,000        16,527,200

Real Estate Investment Trust -- Equity Trust 0.30%                                                          3,662,100
Apartment Investment & Management Co. (Class A) +                                           130,000         3,662,100


                                                                              INTEREST  PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                            RATE      (000s OMITTED)           VALUE

SHORT-TERM INVESTMENTS 12.71%                                                                            $156,451,617
(Cost $156,451,617)

Joint Repurchase Agreement 0.48%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 04-30-04, due
05-03-04 (Secured by U.S. Treasury Inflation Indexed
Bond 3.875% due 04-15-29, and U.S. Treasury
Inflation Indexed Note 3.000% due 07-15-12)                                   0.930%         $5,915         5,915,000

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER                                                                                  SHARES                  VALUE
Cash Equivalents 12.23%
AIM Cash Investment Trust **                                                            150,536,617       150,536,617

TOTAL INVESTMENTS 112.23%                                                                              $1,381,630,417

OTHER ASSETS AND LIABILITIES, NET (12.23%)                                                              ($150,593,010)

TOTAL NET ASSETS 100.00%                                                                               $1,231,037,407

 + All or a portion of this security is on loan as of April 30, 2004.

 * Non-income-producing security.

** Represents investment of securities lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

April 30, 2004
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
countries.

                                          VALUE AS A PERCENTAGE
COUNTRY DIVERSIFICATION                    OF FUND'S NET ASSETS
---------------------------------------------------------------
Bermuda                                                   6.71%
Cayman Islands                                            1.15
France                                                    0.34
Italy                                                     1.25
Switzerland                                               0.76
United Kingdom                                            0.32
United States                                           101.70
Total investments                                       112.23%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,078,705,752)
including $147,052,408 of securities loaned                    $1,381,630,417
Cash                                                                      925
Foreign cash at value (cost $76,002)                                   75,873
Receivable for investments sold                                     1,602,697
Receivable for shares sold                                             31,215
Dividends and interest receivable                                   1,720,744
Other assets                                                           89,223

Total assets                                                    1,385,151,094

LIABILITIES
Payable for shares repurchased                                      2,062,787
Payable for securities on loan                                    150,536,617
Payable for forward foreign currency exchange contracts                   805
Payable to affiliates
Management fees                                                       809,951
Distribution and service fees                                          66,465
Other                                                                 465,517
Other payables and accrued expenses                                   171,545

Total liabilities                                                 154,113,687

NET ASSETS
Capital paid-in                                                   956,824,237
Accumulated net realized loss on investments and
foreign currency transactions                                     (29,193,477)
Net unrealized appreciation of investments and
translation of assets and liabilities in foreign currencies       302,921,516
Accumulated net investment income                                     485,131

Net assets                                                     $1,231,037,407

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($326,656,632 [DIV] 18,879,551 shares)                         $17.30
Class B ($870,769,072 [DIV] 52,288,571 shares)                         $16.65
Class C ($33,600,906 [DIV] 2,018,758 shares)                           $16.64
Class I ($10,797 [DIV] 615 shares)                                     $17.56

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($17.30 [DIV] 95%)                                           $18.21
Class C ($16.64 [DIV] 99%)                                             $16.81

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $19,619)           $13,426,714
Securities lending                                                    202,596
Interest                                                              106,437

Total investment income                                            13,735,747

EXPENSES
Investment management fees                                          5,090,861
Class A distribution and service fees                                 514,716
Class B distribution and service fees                               4,758,931
Class C distribution and service fees                                 181,013
Class A, B and C transfer agent fees                                2,329,482
Class I transfer agent fees                                                 3
Accounting and legal services fees                                    199,672
Custodian fees                                                         84,932
Printing                                                               39,137
Miscellaneous                                                          35,057
Trustees' fees                                                         34,656
Registration and filing fees                                           34,004
Professional fees                                                      24,501
Securities lending fees                                                 4,999
Interest                                                                2,413

Total expenses                                                     13,334,377
Less expense reductions                                              (121,072)

Net expenses                                                       13,213,305

Net investment income                                                 522,442

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                        63,566,399
Foreign currency transactions                                         (17,022)
Change in net unrealized appreciation (depreciation) of
Investments                                                       (22,372,609)
Translation of assets and liabilities in foreign currencies            (3,167)

Net realized and unrealized gain                                   41,173,601

Increase in net assets from operations                            $41,696,043

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                    YEAR             PERIOD
                                                   ENDED              ENDED
                                                10-31-03            4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income (loss)                   ($574,363)          $522,442
Net realized gain (loss)                     (22,403,666)        63,549,377
Change in net unrealized
appreciation (depreciation)                  224,928,978        (22,375,776)

Increase in net assets
resulting from operations                    201,950,949         41,696,043

From Fund share transactions                (299,183,443)      (169,209,675)

NET ASSETS
Beginning of period                        1,455,783,533      1,358,551,039

End of period 2                           $1,358,551,039     $1,231,037,407

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment income (loss) of ($37,311) and $485,131, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.80      $15.92      $20.15      $15.38      $14.27      $16.78
Net investment income 2                         0.10        0.03        0.03        0.02        0.07        0.05
Net realized and unrealized
gain (loss) on investments                      1.18        4.20       (4.80)      (0.77)       2.44        0.47
Total from
investment operations                           1.28        4.23       (4.77)      (0.75)       2.51        0.52
Less distributions
From net investment income                     (0.16)         --          --          --          --          --
From net realized gain                            --          --          --       (0.36)         --          --
                                               (0.16)         --          --       (0.36)         --          --
Net asset value,
end of period                                 $15.92      $20.15      $15.38      $14.27      $16.78      $17.30
Total return 3 (%)                              8.69       26.57      (23.67)      (5.19) 4    17.59        3.10 4,5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $659        $701        $468        $357        $345        $327
Ratio of expenses
to average net assets (%)                       1.39        1.40        1.37        1.50        1.55        1.47 6
Ratio of adjusted expenses
to average net assets 7 (%)                       --          --          --        1.51          --        1.49 6
Ratio of net investment income
to average net assets (%)                       0.62        0.21        0.16        0.13        0.49        0.60 6
Portfolio turnover (%)                            40          48         135          70          66          21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.70      $15.81      $19.88      $15.07      $13.88      $16.20
Net investment loss 2                          (0.01)      (0.07)      (0.09)      (0.09)      (0.03)      (0.01)
Net realized and unrealized
gain (loss) on investments                      1.17        4.14       (4.72)      (0.74)       2.35        0.46
Total from
investment operations                           1.16        4.07       (4.81)      (0.83)       2.32        0.45
Less distributions
From net investment income                     (0.05)         --          --          --          --          --
From net realized gain                            --          --          --       (0.36)         --          --
                                               (0.05)         --          --       (0.36)         --          --
Net asset value,
end of period                                 $15.81      $19.88      $15.07      $13.88      $16.20      $16.65
Total return 3 (%)                              7.93       25.74      (24.20)      (5.85) 4    16.71        2.78 4,5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                 $2,163      $2,148      $1,438      $1,058        $977        $871
Ratio of expenses
to average net assets (%)                       2.07        2.05        2.03        2.20        2.25        2.17 6
Ratio of adjusted expenses
to average net assets 7 (%)                       --          --          --        2.21          --        2.19 6
Ratio of net investment loss
to average net assets (%)                      (0.07)      (0.44)      (0.50)      (0.57)      (0.22)      (0.10) 6
Portfolio turnover (%)                            40          48         135          70          66          21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                10-31-99 8  10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $15.60      $15.81      $19.87      $15.06      $13.87      $16.19
Net investment loss 2                             -- 9     (0.10)      (0.09)      (0.09)      (0.03)      (0.01)
Net realized and unrealized
gain (loss) on investments                      0.21        4.16       (4.72)      (0.74)       2.35        0.46
Total from
investment operations                           0.21        4.06       (4.81)      (0.83)       2.32        0.45
Less distributions
From net realized gain                            --          --          --       (0.36)         --          --
Net asset value,
end of period                                 $15.81      $19.87      $15.06      $13.87      $16.19      $16.64
Total return 3 (%)                              1.35 5     25.68      (24.21)      (5.85) 4    16.73        2.78 4,5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $5         $58         $54         $40         $37         $34
Ratio of expenses
to average net assets (%)                       2.06 6      2.10        2.07        2.20        2.25        2.17 6
Ratio of adjusted expenses
to average net assets 7 (%)                       --          --          --        2.21          --        2.19 6
Ratio of net investment loss
to average net assets (%)                      (0.14) 6    (0.57)      (0.52)      (0.57)      (0.22)      (0.10) 6
Portfolio turnover (%)                            40          48         135          70          66          21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

PERIOD ENDED                                10-31-01 8   10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $18.50       $15.42      $14.40      $16.98
Net investment income 2                         0.09         0.12        0.17        0.10
Net realized and unrealized gain
(loss) on investments                          (3.17)       (0.78)       2.41        0.48
Total from
investment operations                          (3.08)       (0.66)       2.58        0.58
Less distributions
From net realized gain                            --        (0.36)         --          --
Net asset value,
end of period                                 $15.42       $14.40      $16.98      $17.56
Total return 3 (%)                            (16.65) 5     (4.58) 4    17.92        3.42 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $1           $1          -- 10      -- 10
Ratio of expenses
to average net assets (%)                       0.88 6       0.89        0.90        0.90 6
Ratio of adjusted expenses
to average net assets 7 (%)                       --         0.90          --          --
Ratio of net investment income
to average net assets (%)                       0.73 6       0.74        1.15        1.15 6
Portfolio turnover (%)                           135           70          66          21

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Class C and Class I shares began operations on 3-1-99 and 3-1-01, respectively.

9 Less than $0.01 per share.

10 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Share holders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of

4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $147,052,408 collateralized by cash in the amount of $150,536,617. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on April 30, 2004:

                PRINCIPAL AMOUNT           EXPIRATION
CURRENCY        COVERED BY CONTRACT        MONTH           DEPRECIATION
-----------------------------------------------------------------------
SELLS
Swiss Franc     98,378                     MAY 04                 ($805)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $90,741,043 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 -- $68,033,805 and October 31, 2011 -- $22,707,238.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d)
0.725% of the Fund's average daily net asset value in excess of $2,000,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commissions offsets applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $2,716 and had no impact on the Fund's ratio of expenses to average net asset value for the period ended April 30, 2004.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $138,826 with regard to sales of Class A shares. Of this amount, $21,118 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $92,812 was paid as sales commissions to unrelated broker-dealers and $24,896 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $13,129 with regard to sales of Class C shares. Of this amount, $13,006 was paid as sales commissions to unrelated broker-dealers and $123 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $662,245 for Class B shares and $1,362 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. Signature Services reduced the transfer agent fee for Class A, Class B and Class C shares by $118,356 during the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $372 for certain publishing services, included in the printing fees.

The Adviser owned 615 Class I shares of beneficial interest of the Fund on April 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                       2,004,791     $30,145,003     1,084,860     $19,078,330
Repurchased               (6,437,284)    (94,074,030)   (2,756,025)    (48,384,131)
Net decrease              (4,432,493)   ($63,929,027)   (1,671,165)   ($29,305,801)

CLASS B SHARES
Sold                       1,430,043     $20,416,305       530,908      $9,026,026
Repurchased              (17,357,641)   (245,858,698)   (8,543,282)   (144,694,099)
Net decrease             (15,927,598)  ($225,442,393)   (8,012,374)  ($135,668,073)

CLASS C SHARES
Sold                         204,780      $2,954,857       153,548      $2,615,067
Repurchased                 (820,749)    (11,515,502)     (403,955)     (6,850,868)
Net decrease                (615,969)    ($8,560,645)     (250,407)    ($4,235,801)

CLASS I SHARES
Sold                          41,989        $629,220            --              --
Repurchased                 (120,507)     (1,880,598)           --              --
Net decrease                 (78,518)    ($1,251,378)           --              --

NET DECREASE             (21,054,578)  ($299,183,443)   (9,933,946)  ($169,209,675)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $275,911,810 and $429,420,479, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $1,079,493,581. Gross unrealized appreciation and depreciation of investments aggregated $308,042,533 and $5,905,697, respectively, resulting in net unrealized appreciation of $302,136,836. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                 Balanced Fund
                       Classic Value Fund
                       Core Equity Fund
                       Focused Equity Fund
                       Growth Trends Fund
                       International Fund
                       Large Cap Equity Fund
                       Large Cap Growth Fund
                       Large Cap Select Fund
                       Mid Cap Growth Fund
                       Multi Cap Growth Fund
                       Small Cap Equity Fund
                       Small Cap Growth Fund
                       Sovereign Investors Fund
                       U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                 Biotechnology Fund
                       Financial Industries Fund
                       Health Sciences Fund
                       Real Estate Fund
                       Regional Bank Fund
                       Technology Fund

-------------------------------------------------------
Income                 Bond Fund
                       Government Income Fund
                       High Income Fund
                       High Yield Fund
                       Investment Grade Bond Fund
                       Strategic Income Fund

-------------------------------------------------------
Tax-Free Income        California Tax-Free Income Fund
                       High Yield Municipal Bond Fund
                       Massachusetts Tax-Free Income Fund
                       New York Tax-Free Income Fund
                       Tax-Free Bond Fund

-------------------------------------------------------
Money Market           Money Market Fund
                       U.S. Government Cash Reserve


For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

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John Hancock Funds

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Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
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Funds investment experts.
------------------------------------------------
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------------------------------------------------

FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and
Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet	www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Financial Industries Fund.

700SA 4/04
      6/04

JOHN HANCOCK
Regional
Bank Fund

4.30.2004

Semiannual Report


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]


WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation with
moderate income
as a secondary
objective by nor-
mally investing
at least 80% of
its assets in stocks
of regional banks
and lending com-
panies, including
commercial and
industrial banks,
savings and loan
associations and
bank holding
companies.

Over the last six months

* The stock market advanced, but encountered headwinds late in the period.

* Financial stocks, especially banks, lagged the broader market as fears grew that the Federal Reserve would raise rates sooner than later.

* The Fund's focus on banks held back its relative performance.


[Bar chart with heading "John Hancock Regional Bank Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 0.5% with 0% at the bottom and 1.0% at the top. The first bar represents the 0.74% total return for Class A. The second bar represents the 0.37% total return for Class B. The third bar represents the 0.37% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]


Top 10 holdings

 3.2%   Bank of America Corp.
 3.2%   Wachovia Corp.
 3.1%   SouthTrust Corp.
 3.1%   Wells Fargo & Co.
 3.1%   Charter One Financial, Inc.
 3.0%   U.S. Bancorp
 2.9%   National City Corp.
 2.9%   Compass Bancshares, Inc.
 2.9%   Banknorth Group, Inc.
 2.8%   First Horizon National Corp.

As a percentage of net assets on April 30, 2004.

MANAGERS' REPORT

BY JAMES K. SCHMIDT, CFA, AND LISA A. WELCH, PORTFOLIO MANAGERS

JOHN HANCOCK
Regional Bank Fund


James J. McKelvey, previously a member of the Fund's portfolio management team, recently left John Hancock Advisers, LLC to pursue other opportunities.

The stock market posted solid single-digit returns over the six months ended April 30, 2004, but encountered headwinds as the period progressed. In November 2003, stocks were in the midst of a year-long rally, lifted by historically low interest rates, a rebounding economy, tax cuts and positive corporate earnings results. But in 2004, stocks were choppy as investors worried about terrorism and Iraq, and good economic news in April sparked fears that the Federal Reserve would raise interest rates sooner than later to ward off inflation. Even with the turmoil, the broad market, as measured by the Standard & Poor's 500 Index, returned 6.27% for the six months ended April 30, 2004.

"...financial stocks, and banks in
particular, wound up underperforming
the market over the period..."

Like the broader market, financial stocks began the period on a high note, lifted by news of the mega-merger between Bank of America and FleetBoston and by heightened takeover speculation, and further bolstered by a string of additional mergers in early 2004. But financial stocks, and banks in particular, wound up underperforming the market over the period because investors view them as especially sensitive to rising interest rates. As a rate hike became increasingly certain and increasingly near, investors sold off the group. For the period, the S&P 500 Financials Index returned 4.67%.

FUND PERFORMANCE

For the six months ended April 30, 2004, John Hancock Regional Bank Fund's Class A, Class B and Class C shares posted total returns of 0.74%, 0.37% and 0.37%, respectively, at net asset value, compared with the 4.89% return of the average financial services fund, according to Lipper, Inc. 1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information. Our focus on banks was the main reason for our relative underperformance versus both our benchmark index and peer group, since bank stocks lagged behind the stock market sensitive groups such as life insurers, investment bankers and asset managers.


[Photos of Jim Schmidt and Lisa Welch flush right next to first paragraph.]


MERGER-RELATED BANKS DOMINATE

Despite the banks' underperformance, there were exceptions, specifically banks that were involved in mergers, and they were some of our greatest contributors to performance. Bank One Corp.'s stock did exceptionally well after its announced acquisition by J.P. Morgan Chase, whose stock also rose, as the market liked the low-premium deal and believed managements' arguments about the companies' synergies. Both FleetBoston and Bank of America served us well when their stocks rose after an initial shakeout period following the merger announcement. And GreenPoint Financial's stock rose on takeover rumors, which preceded North Fork Bancorporation's merger announcement.

There were several other announced mergers during the period in which a Fund holding was an acquisition target. Allegiant Bancorp was purchased by National City. Community First Bankshares was acquired by BNP Paribas (BankWest) and Union Planters entered into a merger agreement with Regions Financial. In addition, there was a merger between insurance companies, where Travelers Property Casualty Corp. was bought by St. Paul Companies.


"...banks that were involved in
mergers...were some of our greatest
contributors to performance."


This increased merger activity reverses the trend of recent years, where market conditions caused a falloff that reached its low point in 2002. We believe the activity level will remain higher than it was, but not return to the frenetic pace or pricing levels of 1997--1998. The current merger renaissance reaffirms two of our theses: that banks perceive there to be value in bank branch networks and that there are still too many banks -- currently 8,000 -- that will inevitably consolidate to a more workable level of 4,000 nationwide.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks -- Regional 56%, the second is Banks -- Superregional 30%, the third Thrifts 7%, the fourth Diversified financial 3%, and the fifth Mortgage banking 2%.]


DISAPPOINTMENTS

Some of our disappointments during the period were stocks that had produced exceptional results in 2003 and took a breather, such as Zions Bancorp and U.S. Bancorp. Others included banks with disappointing earnings news such as State Street and Fifth Third Bancorp. Washington Mutual, M&T Bank Corp. and BB&T all fell on the drop-off in mortgage-related activity and the challenging mortgage environment.

FUNDAMENTALS STILL STRONG

Bank fundamentals remain in good shape, with first quarter earnings within the range we expected, averaging 8% growth. The biggest positive is asset quality, as commercial credit quality has improved faster than we thought, due primarily to the strong economy. With the bull market, market-related revenues and capital markets activity have also picked up. We're still waiting for a pickup in commercial loan activity and are seeing more signs that it will happen, but no evidence yet that it has. Our sense is that it will begin to accelerate later in the year. Margins, which had come under pressure in this low-rate environment, seem to have stabilized, but have yet to improve.


[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 99%, and Short-term investments & other 1%.]


A WORD ABOUT INTEREST RATES

In this period, the increasing likelihood of a Fed rate hike hurt financial stocks as the knee-jerk reaction of investors was that rising rates would be a detriment to earnings. We continue to believe that the relationship between interest rates and banks is more complicated and nuanced than the market believes. Commercial banks have improved their ability to maintain stable margins as rates change, and indeed many banks would see net interest income benefit from a 50 basis point increase in Fed Funds.
We have studied the relationship between interest rates and the relative performance of banks and other financials in great detail, and have found that there is relatively little correlation. The market impact of a Fed tightening is very short-lived and almost completely vanishes over horizons beyond six months.


[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Bank One followed by an up arrow with the phrase "Boosted by deal with J.P. Morgan." The second listing is Greenpoint Financial followed by an up arrow with the phrase "Acquisition by North Fork lifts stock." The third listing is BB&T followed by a down arrow with the phrase "Mortgage-related earnings miss."]


OUTLOOK

We remain positive about the prospects for bank stocks. Strong fundamentals, steady earnings and rising dividends as the result of tax law changes make the group a compelling component of a diversified portfolio. Good economic growth and a vibrant stock market could cause the group to underperform faster-growing market sectors. But if the economy falters, banks still have the ability to generate more steady results. Banks also stand to benefit from a resurgence in commercial lending and continued consolidation.

"Banks also stand to benefit from a
resurgence in commercial lending and
continued consolidation."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004


                                           Class A      Class B      Class C

Inception date                              1-3-92      10-4-85       3-1-99

Average annual returns with maximum sales charge (POP)
One year                                     14.14%       14.30%       17.13%
Five years                                    3.15%        3.23%        3.27%
Ten years                                    13.32%       13.28%          --
Since inception                                 --           --         4.34%

Cumulative total returns with maximum sales charge (POP)
Six months                                   -4.29%       -4.34%       -1.57%
One year                                     14.14%       14.30%       17.13%
Five years                                   16.78%       17.24%       17.46%
Ten years                                   249.30%      247.92%          --
Since inception                                 --           --        24.52%


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1--6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $44,673 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, before sales charge, and is equal to $36,773 as of April 30, 2004. The third line represents the same value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $34,930 as of April 30, 2004. The fourth line represents Index 1 and is equal to $29,341 as of April 30, 2004.

             Cum Value    Cum Value                   S&P 500
               of $10K      of $10K      S&P 500    Financial
Plot Date     (No Load)     (w/Load)       Index        Index

4-30-94        $10,000       $9,500      $10,000      $10,000
5-31-94         10,461        9,937       10,164       10,543
10-31-94        10,311        9,794       10,633       10,238
4-30-95         11,132       10,575       11,747       11,380
10-31-95        13,508       12,831       13,445       13,858
4-30-96         14,911       14,164       15,295       15,997
10-31-96        17,395       16,523       16,684       19,215
4-30-97         20,104       19,097       19,140       22,742
10-31-97        25,535       24,255       22,042       27,545
4-30-98         30,736       29,195       27,000       34,339
10-31-98        26,893       25,546       26,890       30,734
4-30-99         29,914       28,415       32,892       38,440
10-31-99        28,570       27,139       33,792       37,424
4-30-00         22,035       20,931       36,223       34,589
10-31-00        26,106       24,798       35,850       42,735
4-30-01         29,029       27,574       31,524       41,100
10-31-01        27,908       26,510       26,922       36,466
4-30-02         33,593       31,909       27,544       40,202
10-31-02        30,001       28,498       22,855       34,588
4-30-03         30,608       29,074       23,879       36,299
10-31-03        36,501       34,672       27,609       42,681
4-30-04         36,773       34,930       29,341       44,673

                                    Class B 1    Class C 1
Period beginning                    4-30-94       3-1-99
Without sales charge                $34,792      $12,577
With maximum sales charge           $34,792      $12,452
Index 1                             $29,341       $9,653
Index 2                             $44,673      $12,758

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor's 500 Financial Index -- Index 2 -- is an unmanaged index designed to measure the financial sector of the Standard & Poor's 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 99.23%                                                                                   $2,373,274,744
(Cost $878,465,172)

Banks -- United States -- Regional 56.19%                                                               1,343,931,511
Alabama National Bancorp. (AL)                                                                 30,300       1,545,906
AmSouth Bancorp. (AL)                                                                       1,131,910      24,924,658
Banknorth Group, Inc. (ME)                                                                  2,247,173      68,830,909
BB&T Corp. (NC)                                                                             1,026,432      35,401,640
BOK Financial Corp. (OK) *                                                                    100,000       3,906,000
Bryn Mawr Bank Corp. (PA)                                                                     337,800       6,924,900
Cardinal Financial Corp. (VA) *                                                               248,800       2,226,760
Charter One Financial, Inc. (OH)                                                            2,188,937      73,044,828
Chittenden Corp. (VT)                                                                         875,486      26,632,284
City National Corp. (CA)                                                                      538,800      33,217,020
Colonial BancGroup, Inc. (AL)                                                                 735,100      12,665,773
Columbia Bancorp. (OR)                                                                         13,250         196,100
Columbia Banking System, Inc. (WA)                                                              2,500          56,100
Commerce Bancshares, Inc. (MO)                                                              1,416,750      63,612,075
Commercial Bankshares, Inc. (FL)                                                              284,456       7,532,395
Community First Bankshares, Inc. (ND)                                                         696,950      22,427,851
Compass Bancshares, Inc. (AL)                                                               1,815,125      69,628,195
Cullen/Frost Bankers, Inc. (TX)                                                             1,334,850      57,799,005
F.N.B. Corp. (PA)                                                                             290,257       5,689,037
First Horizon National Corp. (TN)                                                           1,517,800      66,722,488
First National Bankshares of Florida (FL)                                                     290,257       5,343,631
First Republic Bank (CA)                                                                      173,743       6,619,608
First State Bancorp. (NM)                                                                       7,500         238,200
Fulton Financial Corp. (PA)                                                                   954,728      19,667,397
Hancock Holding Co. (MS)                                                                      544,094      15,185,663
Hibernia Corp. (Class A) (LA)                                                                 439,800       9,583,242
Hudson United Bancorp. (NJ)                                                                   398,759      14,247,659
Independent Bank Corp. (MA)**                                                                 735,000      19,812,660
Independent Bank Corp. (MI)                                                                   236,000       5,907,080
M&T Bank Corp. (NY)                                                                           570,153      48,463,005
Marshall & Ilsley Corp. (WI)                                                                1,319,689      48,524,964
MB Financial, Inc. (IL)                                                                       294,000      10,363,500

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Banks -- United States -- Regional (continued)
Mercantile Bankshares Corp. (MD)                                                              918,050     $39,402,706
National Commerce Financial Corp. (TN)                                                      2,343,201      62,305,715
North Fork Bancorp., Inc. (NY)                                                              1,747,427      64,864,490
Oriental Financial Group, Inc. (PR)                                                            51,605       1,471,775
Prosperity Bancshares, Inc. (TX)                                                               44,000       1,019,480
Provident Bankshares Corp. (MD)                                                               164,389       4,630,838
Republic Bancorp., Inc. (MI)                                                                  107,000       1,392,070
Sandy Spring Bancorp., Inc. (MD)                                                                7,000         250,460
Seacoast Banking Corp. of Florida (FL)                                                        548,790      10,723,357
Sky Financial Group, Inc. (OH)                                                                186,000       4,445,400
SouthTrust Corp. (AL)                                                                       2,359,300      73,327,044
State Street Corp. (MA)                                                                     1,130,000      55,144,000
Sterling Bancshares, Inc. (TX)                                                                434,145       5,517,983
Susquehanna Bancshares, Inc. (PA)                                                             508,693      11,903,416
TCF Financial Corp. (MN)                                                                    1,281,442      63,495,451
Texas Regional Bancshares, Inc. (Class A) (TX)                                                551,417      23,280,826
TriCo Bancshares (CA)                                                                         327,575      11,393,058
Trustmark Corp. (MS)                                                                          167,000       4,445,540
Union Planters Corp. (TN)                                                                     388,100      10,789,180
UnionBanCal Corp. (CA)                                                                        259,800      13,881,114
Westamerica Bancorp. (CA)                                                                     433,075      21,047,445
Whitney Holding Corp. (LA)                                                                    391,820      16,064,620
Zions Bancorp. (UT)                                                                           994,250      56,195,010

Banks -- United States -- Superregional 29.81%                                                            712,974,826
Bank of America Corp. (NC)                                                                    945,885      76,134,284
Bank of New York Co., Inc. (The) (NY)                                                       1,602,898      46,708,448
Bank One Corp. (OH)                                                                         1,315,441      64,943,322
Comerica, Inc. (MI)                                                                           165,697       8,554,936
Fifth Third Bancorp (OH)                                                                    1,167,302      62,637,425
KeyCorp (OH)                                                                                  723,934      21,500,840
Mellon Financial Corp. (PA)                                                                 1,829,054      54,213,161
National City Corp. (OH)                                                                    2,017,812      69,957,542
Northern Trust Corp. (IL)                                                                     167,500       7,081,900
PNC Financial Services Group (PA)                                                             729,900      38,757,690
SunTrust Banks, Inc. (GA)                                                                     635,515      43,246,796
U.S. Bancorp (MN)                                                                           2,757,987      70,714,787
Wachovia Corp. (NC)                                                                         1,645,288      75,271,926
Wells Fargo & Co. (CA)                                                                      1,297,410      73,251,769

Broker Services 0.60%                                                                                      14,313,000
Lehman Brothers Holdings, Inc. (NY)                                                           195,000      14,313,000

Diversified Financial 2.67%                                                                                63,830,652
Citigroup, Inc. (NY)                                                                        1,145,290      55,076,996
J.P. Morgan Chase & Co. (MA)                                                                  232,810       8,753,656

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Finance 0.29%                                                                                              $6,922,374
CIT Group, Inc. (NY)                                                                           27,780         954,799
MBNA Corp. (DE)                                                                               190,000       4,632,200
Piper Jaffray Cos., Inc. (MN) *                                                                27,579       1,335,375

Insurance 0.91%                                                                                            21,829,199
Marsh & McLennan Cos., Inc. (NY)                                                              170,000       7,667,000
MetLife, Inc. (NY)                                                                             67,000       2,311,500
Prudential Financial, Inc. (NJ)                                                               232,500      10,216,050
St. Paul Travelers Cos., Inc. (The) (MN)                                                       40,193       1,634,649

Mortgage Banking 2.05%                                                                                     49,097,301
Countrywide Financial Corp. (CA)                                                              189,999      11,266,941
Fannie Mae (DC)                                                                               550,500      37,830,360

Thrifts 6.71%                                                                                             160,375,881
Astoria Financial Corp. (NY)                                                                  368,700      12,690,654
GreenPoint Financial Corp. (NY)                                                             1,046,250      40,803,750
MAF Bancorp., Inc. (IL)                                                                       301,743      12,326,202
New York Community Bancorp, Inc. (NY)                                                          25,000         626,750
Sovereign Bancorp, Inc. (PA)                                                                   80,000       1,598,400
Washington Federal, Inc. (WA)                                                               1,023,726      23,914,239
Washington Mutual, Inc. (WA)                                                                1,692,711      66,675,886
Webster Financial Corp. (CT)                                                                   40,000       1,740,000


                                                                               INTEREST     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                             RATE     (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 0.65%                                                                              $15,510,000
(Cost $15,510,000)

Joint Repurchase Agreement 0.65%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Date 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%,
due 04-15-29, and U.S. Treasury Inflation
Indexed Note 3.000%, due 07-15-12)                                               0.93%         $15,510     15,510,000

TOTAL INVESTMENTS 99.88%                                                                               $2,388,784,744

OTHER ASSETS AND LIABILITIES, NET 0.12%                                                                    $2,995,851

TOTAL NET ASSETS 100.00%                                                                               $2,391,780,595

  * Non-income-producing security.

 ** Issuer is an affiliate of John Hancock Advisers, LLC.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value
Unaffiliated issuers (cost $888,349,328)                       $2,368,972,084
Affiliated issuers (cost $5,625,844)                               19,812,660
Cash                                                                      430
Receivable for investments sold                                     3,389,509
Receivable for shares sold                                            480,510
Dividends and interest receivable                                   4,529,355
Other assets                                                          233,063

Total assets                                                    2,397,417,611

LIABILITIES
Payable for investments purchased                                      59,579
Payable for shares repurchased                                      2,763,486
Payable to affiliates
Management fees                                                     1,524,296
Distribution and service fees                                         120,049
Other                                                                 739,646
Other payables and accrued expenses                                   429,960

Total liabilities                                                   5,637,016

NET ASSETS
Capital paid-in                                                   821,311,405
Accumulated net realized gain on investments                       73,959,829
Net unrealized appreciation of investments                      1,494,809,572
Accumulated net investment income                                   1,699,789

Net assets                                                     $2,391,780,595

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,345,672,050 [DIV] 33,411,921 shares)                       $40.28
Class B ($998,441,594 [DIV] 24,991,408 shares)                         $39.95
Class C ($47,666,951 [DIV] 1,193,107 shares)                           $39.95

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($40.28 [DIV] 95%)                                           $42.40
Class C ($39.95 [DIV] 99%)                                             $40.35


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.


INVESTMENT INCOME
Dividends (including $198,450 received from
affiliated issuers)                                               $34,135,303
Interest                                                              156,678

Total investment income                                            34,291,981

EXPENSES
Investment management fees                                          9,582,449
Class A distribution and service fees                               1,961,516
Class B distribution and service fees                               5,984,360
Class C distribution and service fees                                 282,893
Transfer agent fees                                                 3,185,205
Accounting and legal services fees                                    384,169
Custodian fees                                                        186,959
Trustees' fees                                                         83,383
Miscellaneous                                                          79,298
Printing                                                               73,952
Professional fees                                                      47,139
Registration and filing fees                                           46,631

Total expenses                                                     21,897,954
Less expense reductions                                                (4,810)

Net expenses                                                       21,893,144

Net investment income                                              12,398,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments                                   74,662,429
Change in net unrealized appreciation (depreciation)
of investments                                                    (67,463,278)

Net realized and unrealized gain                                    7,199,151

Increase in net assets from operations                            $19,597,988


1 Semiannual period from 11-1-03 through 4-30-04.


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                                        YEAR          PERIOD
                                                       ENDED           ENDED
                                                    10-31-03         4-30-04 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                            $23,788,952     $12,398,837
Net realized gain                                177,348,392      74,662,429
Change in net unrealized
appreciation (depreciation)                      256,685,239     (67,463,278)

Increase in net assets
resulting from operations                        457,822,583      19,597,988

Distributions to shareholders
From net investment income
Class A                                          (13,299,544)     (9,136,996)
Class B                                           (9,780,545)     (4,112,499)
Class C                                             (299,570)       (198,920)
From net realized gain
Class A                                          (51,694,181)    (74,105,496)
Class B                                          (83,058,699)    (75,072,870)
Class C                                           (2,136,352)     (3,429,590)
                                                (160,268,891)   (166,056,371)
From Fund share transactions                    (190,193,590)    (28,655,149)

NET ASSETS
Beginning of period                            2,459,534,025   2,566,894,127

End of period 2                               $2,566,894,127  $2,391,780,595


1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment income of $2,749,367 and $1,699,789, respectively.


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $50.34      $51.21      $41.44      $40.09      $37.81      $42.80
Net investment income 2                                   0.68        0.78        0.60        0.45        0.53        0.28
Net realized and unrealized
gain (loss) on investments                                2.36       (5.49)       2.04        2.55        7.10        0.07
Total from
investment operations                                     3.04       (4.71)       2.64        3.00        7.63        0.35
Less distributions
From net investment income                               (0.70)      (0.81)      (0.60)      (0.46)      (0.52)      (0.30)
From net realized gain                                   (1.47)      (4.25)      (3.39)      (4.82)      (2.12)      (2.57)
                                                         (2.17)      (5.06)      (3.99)      (5.28)      (2.64)      (2.87)
Net asset value,
end of period                                           $51.21      $41.44      $40.09      $37.81      $42.80      $40.28
Total return 3 (%)                                        6.24       (8.62)       6.90        7.50       21.67        0.74 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                           $1,206        $788        $797        $930      $1,214      $1,346
Ratio of expenses
to average net assets (%)                                 1.27        1.37        1.28        1.35        1.39        1.37 5
Ratio of net investment income
to average net assets (%)                                 1.33        2.01        1.42        1.14        1.43        1.32 5
Portfolio turnover (%)                                       4           5          23           7           2          33



See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $50.08      $50.94      $41.20      $39.84      $37.55      $42.48
Net investment income 2                                   0.35        0.50        0.31        0.19        0.26        0.12
Net realized and unrealized
gain (loss) on investments                                2.36       (5.46)       2.02        2.52        7.06        0.07
Total from
investment operations                                     2.71       (4.96)       2.33        2.71        7.32        0.19
Less distributions
From net investment income                               (0.38)      (0.53)      (0.30)      (0.18)      (0.27)      (0.15)
From net realized gain                                   (1.47)      (4.25)      (3.39)      (4.82)      (2.12)      (2.57)
                                                         (1.85)      (4.78)      (3.69)      (5.00)      (2.39)      (2.72)
Net asset value,
end of period                                           $50.94      $41.20      $39.84      $37.55      $42.48      $39.95
Total return 3 (%)                                        5.55       (9.26)       6.15        6.77       20.83        0.37 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                           $3,639      $2,172      $1,900      $1,491      $1,298        $998
Ratio of expenses
to average net assets (%)                                 1.92        2.07        1.98        2.03        2.09        2.07 5
Ratio of net investment income
to average net assets (%)                                 0.68        1.31        0.73        0.46        0.72        0.60 5
Portfolio turnover (%)                                       4           5          23           7           2          33



See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 6  10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $50.77      $50.94      $41.20      $39.84      $37.56      $42.48
Net investment income 2                                   0.22        0.32        0.30        0.17        0.27        0.13
Net realized and unrealized
gain (loss) on investments                                0.21       (5.28)       2.03        2.54        7.04        0.06
Total from
investment operations                                     0.43       (4.96)       2.33        2.71        7.31        0.19
Less distributions
From net investment income                               (0.26)      (0.53)      (0.30)      (0.17)      (0.27)      (0.15)
From net realized gain                                      --       (4.25)      (3.39)      (4.82)      (2.12)      (2.57)
                                                         (0.26)      (4.78)      (3.69)      (4.99)      (2.39)      (2.72)
Net asset value,
end of period                                           $50.94      $41.20      $39.84      $37.56      $42.48      $39.95
Total return 3 (%)                                        0.87 4     (9.26)       6.15        6.78       20.79        0.37 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               $7         $34         $39         $38         $56         $48
Ratio of expenses
to average net assets (%)                                 1.97 5      2.07        1.98        2.05        2.09        2.07 5
Ratio of net investment income
to average net assets (%)                                 0.65 5      1.30        0.71        0.44        0.72        0.60 5
Portfolio turnover (%)                                       4           5          23           7           2          33



1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Class C shares began operations on 3-1-99.


See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Regional Bank Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open- end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Share holders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d)
0.725% of the Fund's average daily net asset value in excess of $2,000,000,000.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by brokerage commission offsets applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $4,810 and had no impact on the Fund's ratio of expenses to average net assets, for the period ended April 30, 2004.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $547,193 with regard to sales of Class A shares. Of this amount, $85,701 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $420,141 was paid as sales commissions to unrelated broker-dealers and $41,351 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $50,328 with regard to sales of Class C shares. Of this amount, $50,124 was paid as sales commissions to unrelated broker-dealers and $204 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $447,417 for Class B shares and $4,992 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $441 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds
Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.



                                  YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                              SHARES           AMOUNT       SHARES           AMOUNT
CLASS A SHARES
Sold                       6,885,851     $266,430,674    5,909,791     $246,874,360
Distributions reinvested   1,655,820       59,088,594    1,861,323       75,880,387
Repurchased               (4,790,378)    (177,267,755)  (2,710,426)    (114,148,203)
Net increase               3,751,293     $148,251,513    5,060,688     $208,606,544

CLASS B SHARES
Sold                       1,415,383      $52,434,759      696,196      $29,316,791
Distributions reinvested   2,400,659       84,744,006    1,795,251       72,606,062
Repurchased              (12,969,936)    (486,587,170)  (8,052,806)    (334,469,968)
Net decrease              (9,153,894)   ($349,408,405)  (5,561,359)   ($232,547,115)

CLASS C SHARES
Sold                         743,636      $27,516,694      246,722      $10,412,733
Distributions reinvested      64,647        2,285,110       85,233        3,447,321
Repurchased                 (521,762)     (18,838,502)    (446,321)     (18,574,632)
Net increase (decrease)      286,521      $10,963,302     (114,366)     ($4,714,578)

NET DECREASE              (5,116,080)   ($190,193,590)    (615,037)    ($28,655,149)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $1,640,870,851 and $831,832,048, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $894,605,499. Gross unrealized appreciation and depreciation of investments aggregated $1,505,028,411 and $10,849,166, respectively, resulting in net unrealized appreciation of $1,494,179,245. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2004, is set forth below.



                                   BEGINNING     ENDING
                                   SHARE         SHARE     REALIZED   DIVIDEND           ENDING
AFFILIATE                          AMOUNT        AMOUNT    GAIN       INCOME              VALUE
Independent Bank Corp. (MA)
bought: none, sold: none           735,000       735,000       --     $198,450      $19,812,660

Totals                                                         --     $198,450      $19,812,660


OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

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John Hancock Funds

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Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information --
www.jhfunds.com


View the latest information for your account.
------------------------------------------------

Transfer money from one account to another.
------------------------------------------------

Get current quotes for major market indexes.
------------------------------------------------

Use our online calculators to help you with your
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------------------------------------------------

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------------------------------------------------

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------------------------------------------------

FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and
Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information
of the shareholders of the John Hancock
Regional Bank Fund.


010SA    4/04
         6/04

JOHN HANCOCK
Small Cap
Equity Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 29


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia-
tion by normally
investing at
least 80% of its
assets in equity
securities of
small-capitalization
companies in
the range of the
Russell 2000 Index.

Over the last six months

* The stock market was volatile as the prospect of rising interest rates caused virulent sector rotations.

* Small-cap stocks led the market's gains, fueled by steady improvements in the economy.

* The Fund benefited from broad industry diversification, but was hampered near term as investors shifted out of technology stocks.

[Bar chart with heading "John Hancock Small Cap Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 3% with 0% at the bottom and 6% at the top. The first bar represents the 4.29% total return for Class A. The second bar represents the 3.97% total return for Class B. The third bar represents the 3.90% total return for Class C. The fourth bar represents the 4.60% total return for Class I. The fifth bar represents the 4.17% total return for Class R. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.4%   Cognex Corp.
 2.4%   XM Satellite Radio Holdings, Inc. (Class A)
 2.3%   Euronet Worldwide, Inc.
 2.0%   Global Imaging Systems
 1.9%   Headwaters, Inc.
 1.9%   Yankee Candle Co, Inc. (The)
 1.9%   Techne Corp.
 1.8%   Medicis Pharmaceutical Corp. (Class A)
 1.8%   Oshkosh Truck Corp.
 1.7%   Covance, Inc.

As a percentage of net assets on April 30, 2004.

BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Small Cap Equity Fund

Small-cap stocks continued their rally as the economic recovery gathered momentum. The Russell 2000 Index, a broad measure of small-cap stock performance, climbed 6.54% for the six months ended April 30, 2004, while the Standard & Poor's 600 Small Cap Index, which has a greater concentration of high-quality stocks, returned 8.47%. During this time, positive earnings reports that met or exceeded investors' expectations and the growing likelihood that interest rates would rise created a dynamic tension in the market. The result was a very volatile market during the first four months of 2004, as investors shifted out of economically sensitive sectors and into more defensive areas that were somewhat impervious to higher interest rates. In this environment, technology stocks fell from favor, while health-care stocks posted strong gains.

FUND PERFORMANCE

John Hancock Small Cap Equity Fund's Class A, Class B, Class C, Class I and Class R shares returned 4.29%, 3.97%, 3.90%, 4.60% and 4.17%, respectively, at net asset value for the six months ending April 30, 2004. By comparison, the average small-cap growth fund returned 1.71%, according to Lipper, Inc.1 Keep in mind that your net asset value will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please turn to pages six and seven.

"Small-cap stocks contin-
 ued their rally as the
 economic recovery
 gathered momentum."

STRATEGY REVIEW

Although the market fluctuated widely, we remained steadfast adherents of an investment strategy built around balance, discipline and opportunity. To balance the Fund, we kept it diversified across both industry sectors and earnings growth rates. The Fund owned a blend of companies that grow earnings per share at slow, medium and fast rates. We also stayed disciplined in our pursuit

[Photos of Alan Norton and Henry Mehlman flush right next to first paragraph.]

of high-quality, small-cap companies with long histories of earnings growth, rising profitability, strong balance sheets, seasoned management teams and leadership positions in their market niches. Our opportunistic approach allowed us take advantage of downturns by adding to stocks that met these criteria.

BIG ADVANCES IN HEALTH CARE

Health-care stocks were strong contributors to performance, benefiting from the fact that changes in interest rates have little effect on the need for medical care. Recent technological developments also helped the sector. I-STAT, which makes handheld blood analyzers, was one of the Fund's largest holdings and top performers. The stock climbed as demand for existing and new products grew. We sold our stake after a buyout offer from Abbott Laboratories. Covance, which supplies testing and research services for pharmaceutical and biotechnology companies, also rallied as more companies sought its services. Kensey Nash added further to performance, as the company's products to seal arterial punctures found growing acceptance.

The Fund's below-average stake in financials also helped as investors grew skittish that prospects for the sector would deteriorate with rising interest rates. In the energy sector, rising oil and natural commodity prices, burgeoning worldwide demand and continued tight supplies pushed stock prices much higher. The Fund benefited from owning Quicksilver Resources, which produces natural gas from unconventional sources such as coal beds and shale. Strong prospects in Texas as well as expectations of expanded drilling opportunities drove the stock prices sharply higher.

"Health-care stocks were
 strong contributors
 to performance..."

DISAPPOINTMENTS FROM CONSUMER STOCKS

Consumer discretionary stocks and consumer staples stocks were the biggest detractors from performance. In the consumer discretionary sector, investments in media, retailing, restaurant, home building and education management companies turned in modestly positive but disappointing returns. A few stocks posted sharp declines mainly because of investor impatience. Imax, the custom theater company, tumbled as investors worried about how long it was taking to convert domestic theaters to the new Imax format. Investors ignored the company's opportunities for overseas expansion as well as its recent technological strides. LeapFrog Enterprises, an education company, suffered when it announced a modest disappointment in earnings. We expect the company to generate strong earnings growth fueled by promising new products in development for both domestic and international markets. By contrast, XM Satellite Radio posted strong gains as demand exceeded expectations. Elsewhere, consumer staples stocks hurt performance, such as Galaxy Nutritional Foods, a company that specializes in soy-based dairy products. It declined sharply while revamping its product line.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 16%, the second is Computers 10%, the third Electronics 10%, the fourth Oil & gas 7%, and the fifth Finance 5%.]

FURTHER WEAKNESS FROM TECHNOLOGY

The Fund had a sizable stake in technology, where stocks came under pressure despite improving prospects. Among the technology stocks we owned that took hard hits were Superconductor Technologies, Emulex, Cabot Microelectronics and Neoware Systems. Superconductor declined sharply as telecommunications companies appeared slow to adopt its products, which reduce static and enhance the overall quality of wireless calls. Emulex, a storage network equipment company, and Cabot, a semiconductor-related company, tumbled as investors fled economically sensitive areas. Earnings disappointments and slower revenue growth hurt Neoware, a software company.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 97% and Short-term investments & other 3%.]

Offsetting some of these losses was strong performance from a number of technology-related stocks. Most notable were FLIR Systems, which makes thermal imaging cameras used in surveillance and reconnaissance work; Euronet Worldwide, which owns the largest independent ATM network in Europe; and Cognex, a leader in visual inspection for the semiconductor industry. All benefited from strong demand and expansion opportunities. The Fund's industrial investments also delivered solid gains even as investor sentiment shifted away from the sector. Mine Safety Appliances was a standout, rallying amid growing demand for the industrial respirators and other protective gear it makes for firefighters and military personnel.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is FLIR Systems followed by an up arrow with the phrase "Growing Demand for thermal imaging products." The second listing is Covance followed by an up arrow with the phrase "Continued strong demand for third-party testing services." The third listing is Imax followed by a down arrow with the phrase "Investor disappointment with rate of conversion for domestic theaters to new format."]

"...we believe a modest
 increase in rates would
 have little negative impact
 on the growth prospects of
 the high-quality companies
 we own."

OUTLOOK

Despite current uncertainties, we remain optimistic. We believe the economic recovery is sustainable and will eventually lead to higher interest rates. But we believe a modest increase in rates would have little negative impact on the growth prospects of the high-quality companies we own. Although small-cap stocks have done well in recent years, we continue to find opportunities to invest in companies that meet our investment criteria and are selling for reasonable valuations given their outlooks. Many small-cap stocks are actually priced at a discount to mid-cap and large-cap companies with similar growth prospects. We plan to keep a strong focus on industrial and technology companies, as they will be among the biggest beneficiaries of a strengthening economy, improved corporate spending and new product development.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004


                              Class A      Class B      Class C      Class I 1    Class R 1
Inception date                 1-3-94       1-3-94       5-1-98      8-15-01       8-5-03

Average annual returns with maximum sales charge (POP)
One year                        28.09%       28.91%       31.54%       35.87%          --
Five years                       6.24%        6.27%        6.36%          --           --
Ten years                       10.74%       10.68%          --           --           --
Since inception                    --           --         5.46%       -7.09%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -0.91%       -1.03%        1.87%        4.60%        4.17%
One year                        28.09%       28.91%       31.54%       35.87%          --
Five years                      35.32%       35.54%       36.12%          --           --
Ten years                      177.30%      175.90%          --           --           --
Since inception                    --           --        37.55%      -18.05%       20.28%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I or Class R shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectuses for Class I and Class R shares.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 2000 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $31,533 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Equity Fund, before sales charge, and is equal to $29,205 as of April 30, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock Small Cap Equity Fund, after sales charge, and is equal to $27,730 as of April 30, 2004. The fourth line represents the Index 1 and is equal to $25,314 as of April 30, 2004.

             Cum Value      Cum Value        Russell          S & P
               of $10K        of $10K           2000            600
Plot Date     (No Load)       (w/Load)         Index          Index

4-30-94        $10,000         $9,500        $10,000        $10,000
5-31-94         10,095          9,585          9,831          9,802
10-31-94        11,044         10,486         10,117         10,052
4-30-95         11,647         11,058         10,661         10,604
10-31-95        12,214         11,597         11,973         12,180
4-30-96         13,975         13,270         14,178         14,388
10-31-96        13,909         13,207         13,961         14,672
4-30-97         14,130         13,416         14,186         14,928
10-31-97        19,027         18,066         18,056         19,362
4-30-98         19,998         18,988         20,201         21,908
10-31-98        16,172         15,355         15,918         17,222
4-30-99         20,508         19,473         18,332         18,776
10-31-99        26,100         24,782         18,285         19,295
4-30-00         38,380         36,441         21,708         22,625
10-31-00        35,953         34,137         21,468         24,170
4-30-01         35,125         33,351         21,088         24,456
10-31-01        29,475         27,987         18,741         22,615
4-30-02         30,353         28,820         22,496         28,500
10-31-02        20,504         19,469         16,573         21,760
4-30-03         21,652         20,559         17,825         22,531
10-31-03        28,003         26,589         23,760         29,067
4-30-04         29,205         27,730         25,314         31,533


                               Class B 1    Class C 1    Class I 2    Class R 2
Period beginning               4-30-94       5-1-98      8-15-01       8-5-03
Without sales charge           $27,590      $13,899       $8,195      $12,028
With maximum sales charge      $27,590      $13,755       $8,195      $12,028
Index 1                        $25,314      $12,477      $12,111      $12,335
Index 2                        $31,533      $14,313      $12,457      $12,403

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index -- Index 1 -- is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor's 600 Index -- Index 2 -- is an unmanaged index of 600 domestic stocks of small-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectuses for Class I and Class R shares.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 97.22%                                                                                     $480,550,553
(Cost $420,891,868)

Aerospace & Defense 1.25%                                                                                   6,200,325
Engineered Support Systems, Inc.                                                              127,500       6,200,325

Automobiles/Trucks 1.77%                                                                                    8,734,720
Oshkosh Truck Corp.                                                                           170,600       8,734,720

Banks -- United States 4.54%                                                                               22,447,770
IBERIABANK Corp.                                                                               99,400       5,665,800
Pacific Mercantile Bancorp.*                                                                  317,200       3,409,900
Southwest Bancorp. of Texas, Inc.* +                                                          175,000       7,117,250
Westamerica Bancorp.                                                                          128,700       6,254,820

Building 3.82%                                                                                             18,879,698
Beazer Homes USA, Inc.* # +                                                                    70,000       6,891,500
Orleans Homebuilders, Inc.                                                                    223,850       4,049,446
Simpson Manufacturing Co., Inc.*                                                              152,200       7,938,752

Business Services -- Misc. 2.96%                                                                           14,628,600
FTI Consulting, Inc.* +                                                                       300,000       4,935,000
Global Imaging Systems* +                                                                     280,000       9,693,600

Chemicals 0.87%                                                                                             4,281,850
Cabot Microelectronics Corp.* +                                                               145,000       4,281,850

Computers 10.00%                                                                                           49,397,942
Cognex Corp.                                                                                  380,000      12,076,400
Dot Hill Systems Corp.*                                                                       400,000       3,000,000
Emulex Corp.* +                                                                               330,000       5,501,100
Neoware Systems, Inc.* +                                                                      575,000       5,129,000
SafeNet, Inc.*                                                                                170,000       3,655,000
ScanSoft, Inc.* +                                                                             590,000       2,867,400
SeaChange International, Inc.* +                                                              500,000       5,810,000
SonicWALL, Inc.*                                                                              600,000       4,296,000
Stratasys, Inc.* +                                                                            345,550       7,063,042

Consumer Products -- Misc. 4.23%                                                                           20,926,644
LeapFrog Enterprises, Inc.* +                                                                 314,040       6,755,000
Select Comfort Corp.*                                                                         200,000       4,848,000
Yankee Candle Co., Inc. (The)*                                                                344,300       9,323,644

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Diversified Operations 2.05%                                                                              $10,144,033
Quixote Corp.                                                                                 285,000       5,529,000
Raven Industries, Inc.                                                                        142,001       4,615,033

Electronics 9.88%                                                                                          48,821,351
Excel Technology, Inc.*                                                                       136,800       4,629,312
FARO Technologies, Inc.* +                                                                    262,300       4,682,055
FLIR Systems, Inc.* # +                                                                       158,000       7,411,780
Integrated Silicon Solution, Inc. *                                                           399,650       5,487,194
Inter-Tel, Inc. # +                                                                           200,000       4,788,000
Measurement Specialties, Inc.* +                                                              387,000       7,287,210
Plexus Corp.*                                                                                 185,000       2,660,300
Powell Industries, Inc.                                                                       150,000       2,385,000
RAE Systems, Inc.*                                                                            750,000       3,937,500
II-VI, Inc.*                                                                                  225,000       5,553,000

Energy 1.94%                                                                                                9,586,830
Headwaters, Inc.* # +                                                                         417,000       9,586,830

Finance 5.24%                                                                                              25,885,409
Bankrate, Inc.*                                                                               200,000       2,424,000
Euronet Worldwide, Inc.* +                                                                    590,000      11,463,700
Federal Agricultural Mortgage Corp. (Class C)* +                                              140,300       3,511,709
New Century Financial Corp.                                                                   200,000       8,486,000

Food 0.57%                                                                                                  2,816,431
Galaxy Nutritional Foods, Inc.*, ***                                                          778,700       1,557,400
Galaxy Nutritional Foods, Inc.* (r), ***                                                      662,648       1,259,031

Insurance 2.69%                                                                                            13,311,882
ProAssurance Corp.* +                                                                         190,000       6,444,800
Scottish Re Group Ltd. (Cayman Islands)                                                       313,852       6,867,082

Leisure 2.72%                                                                                              13,458,800
Alliance Gaming Corp.* #                                                                      340,000       8,489,800
Imax Corp. (Canada)* +                                                                      1,000,000       4,969,000

Machinery 1.30%                                                                                             6,433,100
Kaydon Corp.                                                                                  230,000       6,433,100

Media 3.09%                                                                                                15,270,248
Radio One, Inc. (Class D)* +                                                                  174,800       3,314,208
XM Satellite Radio Holdings, Inc. (Class A)* # +                                              499,000      11,956,040

Medical 16.38%                                                                                             80,958,414
AmSurg Corp.* +                                                                               270,000       6,525,900
AtheroGenics, Inc.* +                                                                         190,000       4,487,800
BiolLase Technology, Inc.* +                                                                  281,100       3,620,568
Covance, Inc.* # +                                                                            253,500       8,553,090
Cyberonics, Inc.* +                                                                           226,400       5,363,416
EPIX Medical, Inc.*                                                                           165,000       4,045,800
IMPAC Medical Systems, Inc.* +                                                                252,100       6,146,198

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Medical (continued)
Kensey Nash Corp.* +                                                                          200,000      $6,480,000
Medicis Pharmaceutical Corp. (Class A) +                                                      210,000       9,013,200
Possis Medical, Inc.*                                                                         175,000       4,450,250
ResMed, Inc.* +                                                                               167,400       8,249,472
Sonosite, Inc. +                                                                              224,900       4,839,848
Techne Corp.* +                                                                               235,700       9,182,872

Metal 2.82%                                                                                                13,956,365
Aur Resources, Inc. (Canada)                                                                  640,000       2,615,379
Glamis Gold Ltd. (Canada)                                                                     165,000       2,376,000
Inmet Mining Corp. (Canada)*                                                                  175,000       2,265,043
Intermagnetics General Corp.*                                                                 273,244       6,699,943

Oil & Gas 6.81%                                                                                            33,685,286
ATP Oil & Gas Corp.* +                                                                        439,700       3,025,136
Cal Dive International, Inc.* +                                                               140,000       3,785,600
Chesapeake Energy Corp. +                                                                     266,000       3,657,500
Grant Prideco, Inc.*                                                                          275,000       4,193,750
KCS Energy, Inc.*                                                                             375,000       4,507,500
Quicksilver Resources, Inc.* +                                                                180,000       7,821,000
TETRA Technologies, Inc.*                                                                     280,000       6,694,800

Paper & Paper Products 0.69%                                                                                3,424,832
Canfor Corp. (Canada)*                                                                        300,000       3,424,832

Protection -- Safety Equipment 0.90%                                                                        4,428,140
Mine Safety Appliances Co.                                                                    163,400       4,428,140

Recreational Vehicles 1.47%                                                                                 7,265,160
Winnebago Industries, Inc. +                                                                  252,000       7,265,160

Retail 1.06%                                                                                                5,221,900
Chicago Pizza & Brewery, Inc.* +                                                              395,000       5,221,900

Steel 0.89%                                                                                                 4,394,600
Allegheny Technologies, Inc.                                                                  430,000       4,394,600

Telecommunications 3.97%                                                                                   19,627,150
EMS Technologies, Inc.*                                                                       390,000       6,867,900
Radyne ComStream, Inc.* +                                                                     150,000       1,384,500
Radyne ComStream, Inc.* (r)                                                                   225,000       2,076,750
Sirenza Microdevices, Inc.*                                                                   600,000       2,508,000
SpectraLink Corp.                                                                             425,000       5,355,000
Superconductor Technologies, Inc.*                                                          1,025,000       1,435,000

Transportation 2.24%                                                                                       11,064,640
Landstar System, Inc.* #                                                                      124,000       5,575,040
Pacer International, Inc.*                                                                    292,000       5,489,600

Utilities 1.07%                                                                                             5,298,433
CH Energy Group, Inc.                                                                         114,437       5,298,433

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                                              INTEREST         PAR VALUE
ISSUER, MATURITY DATE                                                         RATE         (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 30.60%                                                                               $151,236,985
(Cost $151,236,985)

Joint Repurchase Agreement 2.33%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%,
due 04-15-29, and U.S. Treasury Inflation
Indexed Note 3.000%, due 07-15-12)                                              0.93%             $11,533     11,533,000


                                                                                              SHARES
Cash Equivalents 28.27%
AIM Cash Investment Trust**                                                                   139,703,985    139,703,985

TOTAL INVESTMENTS 127.82%                                                                                   $631,787,538

OTHER ASSETS AND LIABILITIES, NET (27.82%)                                                                 ($137,510,326)

TOTAL NET ASSETS 100.00%                                                                                    $494,277,212

  + All or a portion of this security is on loan on April 30, 2004.

  * Non-income-producing security.

 ** Represents investment of securities lending collateral.

*** Issuer is an affiliate of John Hancock Advisers, LLC.

  # All or a portion of the security is pledged as collateral for written call options.

(r) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:


                                                                     VALUE AS A
                                                                     PERCENTAGE            VALUE
                                      ACQUISITION    ACQUISITION      OF FUND'S            AS OF
  ISSUER, DESCRIPTION                        DATE           COST     NET ASSETS   APRIL 30, 2004
------------------------------------------------------------------------------------------------
Galaxy Nutritional Foods, Inc. --
  common stock                           09-25-01     $3,630,000           0.25%      $1,259,031

Radyne ComStream, Inc. --
  common stock                           02-18-04      2,081,250           0.42        2,076,750
                                                                       --------     ------------
                                                                           0.67%      $3,335,781

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value, including $135,150,106
of securities loaned
Unaffiliated issuers (cost $565,629,702)                      $628,971,107
Affiliated issuers (cost $6,499,151)                             2,816,431
Cash                                                                   791
Receivable for investments sold                                 10,066,373
Receivable for shares sold                                         132,127
Dividends and interest receivable                                  281,301
Other assets                                                        21,083

Total assets                                                   642,289,213

LIABILITIES
Payable for investments purchased                                7,017,625
Payable for shares repurchased                                     445,778
Payable for written options (premiums
received $308,031)                                                 213,040
Payable for securities on loan                                 139,703,985
Payable to affiliates
Management fees                                                    303,683
Distribution and service fees                                       27,033
Other                                                              200,013
Other payables and accrued expenses                                100,844

Total liabilities                                              148,012,001

NET ASSETS
Capital paid-in                                                752,930,214
Accumulated net realized loss on investments,
written options and foreign currency transactions             (315,807,240)
Net unrealized appreciation of investments, written
options and translation of assets and liabilities in
foreign currencies                                              59,752,614
Accumulated net investment loss                                 (2,598,376)

Net assets                                                    $494,277,212

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($219,472,550 [DIV] 13,485,214 shares)                      $16.28
Class B ($181,699,296 [DIV] 11,771,030 shares)                      $15.44
Class C ($73,414,180 [DIV] 4,755,304 shares)                        $15.44
Class I ($19,540,377 [DIV] 1,177,894 shares)                        $16.59
Class R ($150,809 [DIV] 9,280 shares)                               $16.25

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($16.28 [DIV] 95%)                                        $17.14
Class C ($15.44 [DIV] 99%)                                          $15.60

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows
net gains (losses)
for the period stated.

INVESTMENT INCOME
Dividends                                                       $1,515,781
Securities lending                                                 691,915
Interest                                                            63,392

Total investment income                                          2,271,088

EXPENSES
Investment management fees                                       1,861,400
Class A distribution and service fees                              353,425
Class B distribution and service fees                              998,612
Class C distribution and service fees                              382,749
Class R distribution and service fees                                  352
Class A, B and C transfer agent fees                             1,083,641
Class I transfer agent fees                                          4,950
Class R transfer agent fees                                            246
Accounting and legal services fees                                  79,774
Custodian fees                                                      40,089
Registration and filing fees                                        35,367
Securities lending fees                                             17,005
Printing                                                            21,792
Professional fees                                                   21,275
Miscellaneous                                                       16,017
Trustees' fees                                                      13,756

Total expenses                                                   4,930,450
Less expense reductions                                            (66,058)

Net expenses                                                     4,864,392

Net investment loss                                             (2,593,304)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments (including $21,275,927 net realized losses
on sales of investments in affiliated issuers)                  18,825,609
Written options                                                    425,833
Foreign currency transactions                                      (45,154)

Change in net unrealized appreciation (depreciation) of
Investments                                                      5,495,872
Written options                                                     36,097
Translation of assets and liabilities in foreign currencies         (1,062)

Net realized and unrealized gain                                24,737,195

Increase in net assets from operations                         $22,143,891

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during the
last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to share
holders and any
increase or
decrease in money
shareholders
invested in the
Fund.
                                            YEAR           PERIOD
                                           ENDED            ENDED
                                        10-31-03          4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                  ($5,476,813)     ($2,593,304)
Net realized gain (loss)             (64,737,054)      19,206,288
Change in net unrealized
appreciation (depreciation)          205,648,664        5,530,907

Increase in net assets
resulting from operations            135,434,797       22,143,891
From Fund share transactions         (85,763,812)     (31,136,002)

NET ASSETS
Beginning of period                  453,598,338      503,269,323

End of period 2                     $503,269,323     $494,277,212

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $5,072 and $2,598,376, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                          10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.82      $17.27      $22.07      $16.59      $11.43      $15.61
Net investment loss 3                                    (0.09)      (0.18)      (0.18)      (0.16)      (0.12)      (0.05)
Net realized and unrealized
gain (loss) on investments                                6.67        6.35       (3.49)      (4.83)       4.30        0.72
Total from
investment operations                                     6.58        6.17       (3.67)      (4.99)       4.18        0.67
Less distributions
From net realized gain                                   (0.13)      (1.37)      (1.81)      (0.17)         --          --
Net asset value,
end of period                                           $17.27      $22.07      $16.59      $11.43      $15.61      $16.28
Total return 4 (%)                                       61.39 5     37.75      (18.02)     (30.44)      36.57        4.29 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                              $52        $276        $353        $201        $220        $219
Ratio of expenses
to average net assets (%)                                 1.39        1.36        1.35        1.58        1.83        1.49 7
Ratio of adjusted expenses
to average net assets 8 (%)                               1.54          --          --          --          --        1.52 7
Ratio of net investment loss to
average net assets (%)                                   (0.67)      (0.77)      (0.95)      (1.00)      (0.91)      (0.64) 7
Portfolio turnover (%)                                     140          36          66          44          52          39


See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.71      $16.98      $21.51      $16.02      $10.96      $14.85
Net investment loss 3                                    (0.18)      (0.31)      (0.31)      (0.26)      (0.19)      (0.11)
Net realized and unrealized
gain (loss) on investments                                6.58        6.21       (3.37)      (4.63)       4.08        0.70
Total from
investment operations                                     6.40        5.90       (3.68)      (4.89)       3.89        0.59
Less distributions
From net realized gain                                   (0.13)      (1.37)      (1.81)      (0.17)         --          --
Net asset value,
end of period                                           $16.98      $21.51      $16.02      $10.96      $14.85      $15.44
Total return 4 (%)                                       60.33 5     36.73      (18.58)     (30.90)      35.49        3.97 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                              $75        $249        $288        $175        $191        $182
Ratio of expenses
to average net assets (%)                                 2.06        2.06        2.05        2.28        2.53        2.19 7
Ratio of adjusted expenses
to average net assets 8 (%)                               2.21          --          --          --          --        2.22 7
Ratio of net investment loss
to average net assets (%)                                (1.34)      (1.38)      (1.65)      (1.70)      (1.61)      (1.34) 7
Portfolio turnover (%)                                     140          36          66          44          52          39


See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.71      $16.97      $21.51      $16.02      $10.96      $14.86
Net investment loss 3                                    (0.19)      (0.34)      (0.30)      (0.26)      (0.20)      (0.11)
Net realized and unrealized
gain (loss) on investments                                6.58        6.25       (3.38)      (4.63)       4.10        0.69
Total from
investment operations                                     6.39        5.91       (3.68)      (4.89)       3.90        0.58
Less distributions
From net realized gain                                   (0.13)      (1.37)      (1.81)      (0.17)         --          --
Net asset value,
end of period                                           $16.97      $21.51      $16.02      $10.96      $14.86      $15.44
Total return 4 (%)                                       60.24 5     36.82      (18.58)     (30.90)      35.58        3.90 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               $4         $49         $96         $63         $74         $73
Ratio of expenses
to average net assets (%)                                 2.09        2.07        2.05        2.28        2.52        2.19 7
Ratio of adjusted expenses
to average net assets 8 (%)                               2.25          --          --          --          --        2.22 7
Ratio of net investment loss
to average net assets (%)                                (1.43)      (1.50)      (1.62)      (1.70)      (1.61)      (1.33) 7
Portfolio turnover (%)                                     140          36          66          44          52          39


See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-01 1,9  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $20.44        $16.61      $11.53      $15.86
Net investment income (loss) 3                              -- 10      (0.09)      (0.02)         -- 10
Net realized and unrealized gain
(loss) on investments                                    (3.83)        (4.82)       4.35        0.73
Total from
investment operations                                    (3.83)        (4.91)       4.33        0.73
Less distributions
From net realized gain                                      --         (0.17)         --          --
Net asset value,
end of period                                           $16.61        $11.53      $15.86      $16.59
Total return 4 (%)                                      (18.74) 6     (29.91)      37.55        4.60 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 11        $14         $17         $20
Ratio of expenses
to average net assets (%)                                 0.87 7        1.28        1.03        0.84 7
Ratio of net investment income (loss)
to average net assets (%)                                (0.06) 7      (0.69)      (0.12)       0.01 7
Portfolio turnover (%)                                      66            44          52          39


See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS R SHARES

PERIOD ENDED                                          10-31-03 9   4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $13.51      $15.60
Net investment loss 3                                    (0.03)      (0.07)
Net realized and unrealized
gain on investments                                       2.12        0.72
Total from
investment operations                                     2.09        0.65
Net asset value,
end of period                                           $15.60      $16.25
Total return 4 (%)                                       15.47 6      4.17 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 11       -- 11
Ratio of expenses
to average net assets (%)                                 1.66 7      1.64 7
Ratio of net investment loss
to average net assets (%)                                (0.86) 7    (0.80) 7
Portfolio turnover (%)                                      52          39


 1 Audited by previous auditor.

 2 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

 3 Based on the average of the shares outstanding.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Annualized.

 8 Does not take into consideration expense reductions during the periods shown.

 9 Class I and Class R shares began operations on 8-15-01 and 8-5-03, respectively.

10 Less than $0.01 per share.

11 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Small Cap Equity Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability.

The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

Written options for the period ended April 30, 2004 were as follows:

                               NUMBER OF CONTRACTS     PREMIUMS RECEIVED
Outstanding, beginning of period             2,030              $343,344
Options written                              6,809             1,111,505
Option closed                               (3,151)             (556,811)
Options expired                             (3,889)             (578,842)
Options exercised                              (70)              (11,165)
Outstanding, end of period                   1,729              $308,031


Summary of written options outstanding on April 30, 2004:

NAME OF                     NUMBER OF  EXERCISE         EXPIRATION
ISSUER                      CONTRACTS     PRICE               DATE    VALUE

CALLS
Alliance Gaming Corp.             129       $35       May 24, 2004   $1,290
Beazer Homes USA, Inc.            150       110    August 23, 2004   48,000
Covance, Inc.                     250        35       May 24, 2004   13,750
FLIR Systems, Inc.                300        50      June 21, 2004   61,500
Headwaters, Inc.                  250        30       May 24, 2004    2,500
Inter-Tel, Inc.                   150        30       May 24, 2004    1,500
Landstar System, Inc.             150        40       May 24, 2004   72,000
Landstar System, Inc.             100        45       May 24, 2004   10,000
XM Satellite Radio
Holdings, Inc.                    250        30       May 24, 2004    2,500
Total                           1,729                              $213,040

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $135,150,106 collateralized by cash in the amount of $139,703,985. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $335,013,528 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $3,875,733, October 31, 2010 -- $265,580,165 and October 31, 2011 -- $65,557,630. Availability
of a certain amount of the loss carryforward, which was acquired on June 28, 2002, in a merger with John Hancock Small Cap Equity Fund Y, may be limited in a given year.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.70% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National
Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $195,475 with regard to sales of Class A shares. Of this amount, $23,622 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $156,358 was paid as sales commissions to unrelated broker-dealers and $15,495 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $27,786 with regard to sales of Class C shares. Of this amount, $27,665 was paid as sales commissions to unrelated broker-dealers and $121 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $278,391 for Class B shares and $4,402 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class R average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services reduced the transfer agent fee for Class A, Class B and Class C shares by $66,058 during the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $321 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 7,402 Class R shares of beneficial interest of the Fund on April 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.



                                 YEAR ENDED 10-31-03           PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES           AMOUNT
CLASS A SHARES
Sold                      10,233,106    $133,060,485     2,853,440      $48,381,538
Repurchased              (13,693,641)   (174,312,233)   (3,481,352)     (59,423,796)
Net decrease              (3,460,535)   ($41,251,748)     (627,912)    ($11,042,258)

CLASS B SHARES
Sold                       1,355,388     $17,107,029       709,418      $11,414,767
Repurchased               (4,444,101)    (52,373,565)   (1,826,302)     (29,401,873)
Net decrease              (3,088,713)   ($35,266,536)   (1,116,884)    ($17,987,106)

CLASS C SHARES
Sold                       1,243,266     $16,283,817       651,098      $10,682,631
Repurchased               (2,043,300)    (23,922,769)     (882,403)     (14,228,102)
Net decrease                (800,034)    ($7,638,952)     (231,305)     ($3,545,471)

CLASS I SHARES
Sold                         406,191      $5,193,382       208,705       $3,608,694
Repurchased                 (538,289)     (6,899,958)     (126,578)      (2,201,577)
Net increase (decrease)     (132,098)    ($1,706,576)       82,127       $1,407,117

CLASS R SHARES 2
Sold                           7,402        $100,000         1,878          $31,716
Net increase                   7,402        $100,000         1,878          $31,716

NET DECREASE              (7,473,978)   ($85,763,812)   (1,892,096)    ($31,136,002)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Class R shares began operations on 8-5-03.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $198,725,043 and $235,711,900, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $572,128,853. Gross unrealized appreciation and depreciation of investments aggregated $95,795,382 and $36,136,697, respectively, resulting in net unrealized appreciation of $59,658,685.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2004, is set forth below.


                                        BEGINNING         ENDING         REALIZED
                                            SHARE          SHARE             GAIN       DIVIDEND       ENDING
AFFILIATE                                  AMOUNT         AMOUNT           (LOSS)         INCOME        VALUE
Galaxy Nutritional Foods, Inc.
bought: none
sold: none                                778,000        778,700               --             --   $1,557,400

Galaxy Nutritional Foods, Inc. (r)
bought: none
sold: none                                662,648        662,648               --             --    1,259,031

i-Stat Corp. (r)
bought:none
sold: 1,756,649 shares at
$26,964,562                             1,756,649             --       10,645,695             --           --

Pegasus Communications Corp.
bought: none
sold: 296,225 shares at $8,247,656        296,225             --      (31,921,622)            --           --

Totals                                                               ($21,275,927)                 $2,816,431

(r) Direct placement securities are restricted as to resale.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Growth Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

-------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

-------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

-------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn: Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                           1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                           1-800-225-5291

On the Fund's Web site             www.jhfunds.com/proxy

On the SEC's Web site              www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery


This report is for the information of
the shareholders of the John Hancock
Small Cap Equity Fund.

370SA     4/04
          6/04

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures is
filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(2) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment II Trust


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


By:
---------------------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    June 24, 2004